Fair value measurements and the fair value option - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value of equity method investment in Kantaro	$ 0	$ 0
Impairment charge	$ 1,900,000